Commitments and Contingent Liabilities (Tables)	12 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Aggregate minimum annual lease commitments of the Company under non-cancelable operating leases as of July 31, 2012 are as follows:

Year	Amount

2013	$124,225
2014	111,723
2015	99,367
2016 and thereafter	—
Total Minimum Lease Payments	$335,315

Schedule Of Future Minimum Rental Receivable For Operating Leases [Table Text Block]

The Company leases units of property that it owns located in Toronto, Canada. The following represents the approximate minimum amount in lease income under current lease agreements to be received in years ending after July 31, 2012:

Year	Amount

2013	$214,878
2014	193,583
2015	171,915
2016	146,407
2017	153,604
Thereafter	465,804
Total	$1,346,191